Segment information (Primary segment) - Narrative (Details) € in Millions	6 Months Ended
	Jun. 30, 2025 EUR (€) operatingAreas Business	Jun. 30, 2024 EUR (€)	Dec. 19, 2024
Operating segments
Number of operating areas | operatingAreas	5
Number of businesses | Business	2
Gains or losses on non-current assets held for sale not classified as discontinued operations	€ 217	€ (31)
Caceis
Operating segments
Gains or losses on non-current assets held for sale not classified as discontinued operations	231
Proportion of ownership interest in associate, sold (in percentage)			30.50%
Adjustments | Caceis
Operating segments
Gains or losses on non-current assets held for sale not classified as discontinued operations	231
Adjustments | Brazil
Operating segments
Impairment and reversal of impairment on financial assets, net	467
Impairment and reversal of impairment on financial assets, net of taxes and minority interest	€ 231